Description of Business - Additional Information (Detail) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 06, 2017	Dec. 04, 2017	Jun. 09, 2017	Mar. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization Consolidation and Presentation of Financial Statements [Line Items]
Initial public offering raising amount					$ 5,603,829		$ 4,368,315
Aggregate proceeds offering expenses							$ 2,922,885
Authorized issue of shares			125,000,000
Common stock, shares authorized			100,000,000		100,000,000	100,000,000	100,000,000
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			25,000,000			25,000,000	25,000,000
Preferred stock, par value			$ 0.0001			$ 0.0001	$ 0.0001
Warrants to purchase common stock outsatanding						169,063	209,248	274
Common Stock [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Other offering expenses			$ 1,061,157
Sale of stock			22,183
Stock issued during period				151,417
IPO [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Initial public offering raising amount			$ 4,991,235
Other offering expenses			$ 1,061,157
Sale of stock			665,498
Sale of common stock price per share			$ 225.00
IPO [Member] | Common Stock [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Stock issued during period							22,183
Private Placement [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Other offering expenses			$ 2,500
Sale of stock			18,574
Sale of common stock price per share			$ 157.50
Share unit, description						Each unit consisted of one share of common stock and a three-year warrant to purchase one share of common stock exercisable for $225.00 per share.
Common stock warrants, exercise price per share			$ 225.00
Warrant expiration period			3 years
Aggregate proceeds offering expenses			$ 2,925,385
FPO [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Warrants to purchase common stock		139,167
Warrants to purchase common stock outsatanding						118,696
Warrant expiration date						Dec. 04, 2022
FPO [Member] | Common Stock [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Sale of common stock price per share		$ 72.00
Common stock warrants, exercise price per share						$ 88.50
Stock issued during period		139,167
FPO [Member] | Common Stock and Warrants [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Sale of common stock price per share	$ 72.00
Stock issued during period	20,875
Over-allotment Option [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Other offering expenses	$ 1,115,000
Warrants to purchase common stock	160,042	160,042
Warrant expiration date	Dec. 04, 2022
Stock issued during period	160,042	160,042
Proceeds from sale of common stock	$ 11,523,000
Over-allotment Option [Member] | Common Stock [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Common stock warrants, exercise price per share	$ 88.50
Stock issued during period							160,024